Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Table

Year	Summary compensation table total for PEO ($)(1)	Compensation actually paid to PEO ($)(2)	Average summary compensation table total for non-PEO named executive officers ($)(3)	Average compensation actually paid to non-PEO named executive officers ($)(4)	Value of initial fixed $100 investment based on Total shareholder return ($)(5)	Net loss ($)(6)	Reported Net Sales Growth (%)(7)
2023	606,603	423,659	446,458	351,185	$0.47	20,209,000	3.8%
2022	714,714	408,123	394,469	353,204	$0.40	14,525,000	7.9%
2021	1,123,375	659,139	412,918	274,670	$4.27	19,554,000	6.5%

(1)	Reflects the amount reported in the “Total” column of the Summary Compensation Table for Mr. Jaramillo for each corresponding year. See “Named Executive Officer Compensation Tables – Summary Compensation Table for 2023 and 2022” and “Named Executive Officer Compensation Tables - Summary Compensation Table for 2022 and 2021” and in our 2023 Definitive Proxy Statement filed with the SEC on April 7, 2023.

(2)	The amounts reported in this column represent CAP for Mr. Jaramillo for each corresponding year computed as required by Item 402(v) of Regulation S-K. The reported amounts do not reflect the actual compensation earned by or paid to Mr. Jaramillo during any applicable year. To determine CAP, the adjustments below were made to Mr. Jaramillo’s total compensation.

Year	Reported Summary Compensation Table Total for PEO NEOs ($)	Less	Reported Value of Equity Awards ($)(a)	Plus	Equity Award Adjustments ($)(b)	Equals	CAP for PEO NEOs ($)
2023	606,603	—	168,891	+	(14,053)	=	423,659
2022	714,714	—	86,238	+	(220,353)	=	408,123
2021	1,123,375		620,550		156,314		659,139

(a)	Amounts reflect the grant date fair value of equity awards as reported in the “Option Awards” column in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments were calculated in accordance with Item 402(v) of Regulation S-K and include: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted in the applicable year and vest in the same year, the fair value as of the vesting date;(iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments for Mr. Jaramillo are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	9,813	(9,665)	0	(4,270)	(9,931)	0	(14,053)
2022	9,190	(91,520)	0	(38,338)	(99,685)	0	(220,353)
2021	166,283	(3,361)	0	(2,608)	(4,000)	0	156,314

(1)	Reflects the average amount reported in the “Total” column of the Summary Compensation Table for our other NEOs as a group (excluding Mr. Jaramillo) for each corresponding year. See “Named Executive Officer Compensation Tables – Summary Compensation Table for 2023 and 2022” ” and “Named Executive Officer Compensation Tables - Summary Compensation Table for 2022 and 2021” and in our 2023 Definitive Proxy Statement filed with the SEC on April 7, 2023. The names of each of the other NEOs (excluding Mr. Jaramillo) included for purposes of calculating the average amounts in each applicable year are Mr. Ayotte, Ms. Blake, and Mr. Scott. Since both Ms. Blake and Mr. Scott served as Chief Financial Officer for a portion of 2023, these two non-PEO NEOs have been treated as one full-time equivalent individual for purposes of calculating the average summary compensation table total in that year.
(2)	Amounts reported reflect CAP for the other NEOs as a group (excluding Mr. Jaramillo), as computed in accordance with Item 402(v) of Regulation S- K, for each corresponding year, which amounts reflect an average of the actual amount of compensation earned by or paid to the other NEOs as a group (excluding Mr. Jaramillo) during the applicable year. The adjustments below were made to the average total compensation for the NEOs as a group (excluding Mr. Jaramillo) for each year to determi?ne the CAP for such year. Since both Ms. Blake and Mr. Scott served as Chief Financial Officer for a portion of 2023, these two non-PEO NEOs have been treated as one full-time equivalent individual for purposes of calculating the average compensation actually paid to non-PEO NEOs in that year.

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Less	Average Reported Value of Equity Awards ($)	Plus	Average Equity Award Adjustments ($)(a)	Equals	Average CAP for Non-PEO NEOs ($)
2023	446,458	—	97,176	+	1,903	=	351,185
2022	394,469	—	11,217	+	(30,048)	=	353,204
2021	412,918		192,300		54,052		274,670

(a)	See note (b) to footnote (2) above for an explanation of the equity award adjustments made in accordance with Item 402(v) of Regulation S-K. The amounts deducted or added in calculating the total average equity award adjustments for the other NEOs as a group (excluding Mr. Jaramillo) are as follows:
(b)	Messr. Ayotte, non-PEO NEO, joined the Company in June 2021. CAP for Messr. Ayotte in 2021 reflects his pro rata annual base salaries.

Year	Average Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Change in Fair Value to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2023	6,481	(1,452)	0	(1,633)	(1,493)	0	1,903
2022	1,195	(12,483)	0	(5,242)	(13,518)	0	(30,048)
2021	54,052	0	0	0	0	0	54,052

(5)	The amounts reported in this column represent the Company’s cumulative TSR, which is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end of the measurement period by the Company’s share price at the beginning of the measurement period.
(6)	The amounts reported in this column represent net income reflected in the Company’s audited financial statements for the applicable year.
(7)	The amounts reported in this column represent the annual percentage change in our reported net sales as reported in conformance with GAAP. We believe this measure is the most important financial performance measure (that is otherwise not required to be disclosed in the Pay versus Performance table) used in linking compensation actually paid to our PEO and other NEOs to our performance for the fiscal year. Sales metrics are prominently used in the NEOs’ annual bonus plans.

Named Executive Officers, Footnote [Text Block]		Reflects the amount reported in the “Total” column of the Summary Compensation Table for Mr. Jaramillo for each corresponding year. See “Named Executive Officer Compensation Tables – Summary Compensation Table for 2023 and 2022” and “Named Executive Officer Compensation Tables - Summary Compensation Table for 2022 and 2021” and in our 2023 Definitive Proxy Statement filed with the SEC on April 7, 2023.
PEO Total Compensation Amount	[1]	$ 606,603	$ 714,714	$ 1,123,375
PEO Actually Paid Compensation Amount	[2]	$ 423,659	408,123	659,139
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Reported Summary Compensation Table Total for PEO NEOs ($)	Less	Reported Value of Equity Awards ($)(a)	Plus	Equity Award Adjustments ($)(b)	Equals	CAP for PEO NEOs ($)
2023	606,603	—	168,891	+	(14,053)	=	423,659
2022	714,714	—	86,238	+	(220,353)	=	408,123
2021	1,123,375		620,550		156,314		659,139

(a)	Amounts reflect the grant date fair value of equity awards as reported in the “Option Awards” column in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments were calculated in accordance with Item 402(v) of Regulation S-K and include: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted in the applicable year and vest in the same year, the fair value as of the vesting date;(iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments for Mr. Jaramillo are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	9,813	(9,665)	0	(4,270)	(9,931)	0	(14,053)
2022	9,190	(91,520)	0	(38,338)	(99,685)	0	(220,353)
2021	166,283	(3,361)	0	(2,608)	(4,000)	0	156,314

Non-PEO NEO Average Total Compensation Amount		$ 446,458	394,469	412,918
Non-PEO NEO Average Compensation Actually Paid Amount		$ 351,185	353,204	274,670
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Less	Average Reported Value of Equity Awards ($)	Plus	Average Equity Award Adjustments ($)(a)	Equals	Average CAP for Non-PEO NEOs ($)
2023	446,458	—	97,176	+	1,903	=	351,185
2022	394,469	—	11,217	+	(30,048)	=	353,204
2021	412,918		192,300		54,052		274,670

(a)	See note (b) to footnote (2) above for an explanation of the equity award adjustments made in accordance with Item 402(v) of Regulation S-K. The amounts deducted or added in calculating the total average equity award adjustments for the other NEOs as a group (excluding Mr. Jaramillo) are as follows:
(b)	Messr. Ayotte, non-PEO NEO, joined the Company in June 2021. CAP for Messr. Ayotte in 2021 reflects his pro rata annual base salaries.

Year	Average Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Change in Fair Value to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2023	6,481	(1,452)	0	(1,633)	(1,493)	0	1,903
2022	1,195	(12,483)	0	(5,242)	(13,518)	0	(30,048)
2021	54,052	0	0	0	0	0	54,052

Total Shareholder Return Amount	[3]	$ 0.47	0.40	4.27
Net Income (Loss)	[4]	$ 20,209,000	$ 14,525,000	$ 19,554,000
Company Selected Measure Amount	[5]	3.8	7.9	6.5
PEO [Member] | Reported Value of Equity Awards
Pay vs Performance Disclosure [Table]
Average value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value		$ 168,891	$ 86,238	$ 620,550
PEO [Member] | Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Average value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value		(14,053)	(220,353)	156,314
PEO [Member] | Year End Fair Value of Equity Awards Granted in The Year and Outstanding and Unvested at Year End
Pay vs Performance Disclosure [Table]
Average value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value		9,813	9,190	166,283
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Average value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value		(9,665)	(91,520)	(3,361)
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year
Pay vs Performance Disclosure [Table]
Average value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value		0	0	0
PEO [Member] | Change in Fair Value to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Average value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value		(4,270)	(38,338)	(2,608)
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year
Pay vs Performance Disclosure [Table]
Average value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value		(9,931)	(99,685)	(4,000)
PEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation
Pay vs Performance Disclosure [Table]
Average value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value		0	0	0
PEO [Member] | Total Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Average value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value		$ (14,053)	$ (220,353)	$ 156,314
PEO [Member] | Mr. Jaramillo
Pay vs Performance Disclosure [Table]
PEO Name		Mr. Jaramillo	Mr. Jaramillo	Mr. Jaramillo
Non-PEO NEO [Member] | Average Reported Value of Equity Awards
Pay vs Performance Disclosure [Table]
Average value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value		$ 97,176	$ 11,217	$ 192,300
Non-PEO NEO [Member] | Average Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Average value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value		1,903	(30,048)	54,052
Non-PEO NEO [Member] | Average Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End
Pay vs Performance Disclosure [Table]
Average value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value		6,481	1,195	54,052
Non-PEO NEO [Member] | Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Average value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value		(1,452)	(12,483)	0
Non-PEO NEO [Member] | Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year
Pay vs Performance Disclosure [Table]
Average value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value		0	0	0
Non-PEO NEO [Member] | Average Change in Fair Value to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Average value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value		(1,633)	(5,242)	0
Non-PEO NEO [Member] | Average Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Year
Pay vs Performance Disclosure [Table]
Average value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value		(1,493)	(13,518)	0
Non-PEO NEO [Member] | Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation
Pay vs Performance Disclosure [Table]
Average value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value		0	0	0
Non-PEO NEO [Member] | Total Average Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Average value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value		$ 1,903	$ (30,048)	$ 54,052
Non-PEO NEO [Member] | Mr. Ayotte
Pay vs Performance Disclosure [Table]
PEO Name		Mr. Ayotte	Mr. Ayotte	Mr. Ayotte
Non-PEO NEO [Member] | Ms. Blake
Pay vs Performance Disclosure [Table]
PEO Name		Ms. Blake	Ms. Blake	Ms. Blake
Non-PEO NEO [Member] | Mr. Scott
Pay vs Performance Disclosure [Table]
PEO Name		Mr. Scott	Mr. Scott	Mr. Scott

[1]	Reflects the amount reported in the “Total” column of the Summary Compensation Table for Mr. Jaramillo for each corresponding year. See “Named Executive Officer Compensation Tables – Summary Compensation Table for 2023 and 2022” and “Named Executive Officer Compensation Tables - Summary Compensation Table for 2022 and 2021” and in our 2023 Definitive Proxy Statement filed with the SEC on April 7, 2023.
[2]	The amounts reported in this column represent CAP for Mr. Jaramillo for each corresponding year computed as required by Item 402(v) of Regulation S-K. The reported amounts do not reflect the actual compensation earned by or paid to Mr. Jaramillo during any applicable year. To determine CAP, the adjustments below were made to Mr. Jaramillo’s total compensation.
[3]	The amounts reported in this column represent the Company’s cumulative TSR, which is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end of the measurement period by the Company’s share price at the beginning of the measurement period.
[4]	The amounts reported in this column represent net income reflected in the Company’s audited financial statements for the applicable year.
[5]	The amounts reported in this column represent the annual percentage change in our reported net sales as reported in conformance with GAAP. We believe this measure is the most important financial performance measure (that is otherwise not required to be disclosed in the Pay versus Performance table) used in linking compensation actually paid to our PEO and other NEOs to our performance for the fiscal year. Sales metrics are prominently used in the NEOs’ annual bonus plans.